State Street SPDR Bloomberg International Corporate Bond ETF Investment Strategy - State Street SPDR Bloomberg International Corporate Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Bloomberg Global Aggregate ex-USD ˃$1B: Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Fund's investment adviser, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Swaps and futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.The Index is designed to be a broad based measure of the global investment grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Bloomberg Global Aggregate ex-USD Bond Index. The securities in the Index must have a $1 billion USD equivalent market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investment grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody's Investors Service, Inc., Fitch Ratings, Inc., or S&P Global Ratings after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the Index are subordinated debt, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, inflation-linked bonds, and structured notes. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of February 28, 2026, there were approximately 936 securities in the Index. As of February 28, 2026, the following countries were represented in the Index: Australia, Austria, Belgium, Canada, Czech Republic, China, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Mexico, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Singapore, the United Kingdom and the United States. As of February 28, 2026, a significant portion of the Fund comprised companies located in Europe and the United States, although this may change from time to time. As of February 28, 2026, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time.The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.